CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 630,616,635	$ 413,319,174
Restricted cash	40,401,864	2,310,116
Customer deposits, net of allowance for doubtful accounts of $585,955 and $583,836 at December 31, 2013 and 2014, respectively	92,796,714	67,602,275
Accounts receivable, net of allowance for doubtful accounts of $60,232,453 and $ 44,002,810 at December 31, 2013 and 2014, respectively	415,150,008	357,442,102
Advance payment for properties to be held for sale, current	51,983,436	60,076,026
Properties held for sale	34,841,895	15,304,927
Short-term Investment		1,279,340
Deferred tax assets	64,804,392	66,331,906
Prepaid expenses and other current assets	39,339,526	44,234,499
Amounts due from related parties	6,094,260	1,263,416
Total current assets	1,376,028,730	1,029,163,781
Property and equipment, net	49,109,467	50,076,925
Intangible assets, net	120,380,671	141,231,750
Investment in affiliates	51,681,339	39,051,743
Goodwill	51,539,654	51,600,039
Customer deposits, non-current	797,024	652,300
Investment in preferred shares of private entity	39,484,906
Other non-current assets	87,901,450	43,743,560
TOTAL ASSETS	1,776,923,241	1,355,520,098
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $1,505,942 and $600,735 as of December 31, 2013 and 2014, respectively)	8,260,681	11,264,939
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $29,309,329 and $44,321,824 as of December 31, 2013 and 2014, respectively)	116,577,317	102,632,157
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $28,793,459 and $28,337,431 as of December 31, 2013 and 2014, respectively)	117,593,159	98,685,965
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $11,188,055 and $16,032,365 as of December 31, 2013 and 2014, respectively)	49,390,175	40,000,505
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $2,383,293 and $4,175,247 as of December 31, 2013 and 2014, respectively)	7,356,186	5,535,512
Advance from property buyers	2,261,387	2,453,472
Short-term borrowings	35,953,500
Dividends payable	12,902,488
Advance from customers and deferred revenue(including advance from customers and deferred revenue of the consolidated VIEs without recourse to E-House of $7,150,344 and $5,073,492 as of December 31, 2013 and 2014, respectively)	19,013,041	24,617,144
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to E-House of $8,967,972 and nil as of December 31, 2013 and 2014, respectively)		8,967,972
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $9,917,349 and $36,291,161 as of December 31, 2013 and 2014, respectively)	85,836,572	62,466,610
Total current liabilities	455,144,506	356,624,276
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $655,563 and $469,579 as of December 31, 2013 and 2014, respectively)	28,203,218	29,900,565
Convertible senior notes	132,751,540	131,650,949
Other non-current liabilities	658,357	1,473,279
Total liabilities	616,757,621	519,649,069
Commitments and contingencies (Note 23)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 137,816,482 and 142,123,368 shares issued and outstanding, as of December 31, 2013 and 2014, respectively	142,124	137,817
Additional paid-in capital	991,645,842	859,467,949
Accumulated deficit	(67,703,190)	(107,704,675)
Accumulated other comprehensive income	83,901,136	72,184,594
Subscription receivables	(196,407)	(2,147,932)
Total E-House equity	1,007,789,505	821,937,753
Non-controlling interest	152,376,115	13,933,276
Total equity	1,160,165,620	835,871,029
TOTAL LIABILITIES AND EQUITY	$ 1,776,923,241	$ 1,355,520,098